Securitization Activities - Summary of Retained Interests in SPEs (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Residential mortgage backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
U.S. government agency residential mortgage-backed securities	$ 330.2	$ 562.5
Retained Interests	4.9	7.8
Commercial mortgage-backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
U.S. government agency commercial mortgage-backed securities	2,201.8	2,461.2
Retained Interests	69.2	205.2
CLOs
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
CLOs	3,382.3	3,345.5
Retained Interests	31.0	39.5
Consumer and other loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Consumer and other loans	2,271.4	1,290.6
Retained Interests	$ 136.4	$ 56.6